Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	TARO PHARMACEUTICAL INDUSTRIES LTD
Entity Central Index Key	0000906338
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Ordinary Shares
Entity Common Stock, Shares Outstanding	44,476,032
Founders Shares
Entity Common Stock, Shares Outstanding	2,600